Accounts Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accounts Payable	NOTE 4 ACCOUNTS PAYABLE As of March 31, 2012 and 2011, the Company has outstanding $12,180 and $7,500 in Accounts payable relating to operational expenses and legal fees, respectively.